Stockholders' Deficit (Details Narrative) (10K) - USD ($)	12 Months Ended
	Aug. 31, 2012	Feb. 28, 2017	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Equity [Abstract]
Common stock, shares authorized			70,000,000		70,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000		5,000,000
Preferred stock, par value		$ 0.001	$ 0.001		$ 0.001
Common stock issued for services rendered, shares	1,390
Common stock issued for services rendered	$ 90,521